Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of debt instruments
The table below summarizes the Company's key terms and carrying value of debt as of the periods indicated:

	June 30, 2026				December 31, 2025
	Outstanding Borrowings (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Outstanding Borrowings (in thousands)
			From	To
Secured Debt Financings
Securitization ("ABS") term instruments	$2,436,873	4.17%	February 2028	August 2035	$2,023,819
Securitization warehouse	95,000	5.18%	November 2032	November 2032	260,000
Total secured debt financings	2,531,873				2,283,819
Unsecured Debt Financings
Senior notes	1,800,000	3.85%	June 2031	February 2033	1,800,000
Credit facility:
Revolving credit tranche	59,500	4.93%	August 2030	August 2030	960,000
Term loan tranche	1,499,600	4.93%	August 2030	August 2030	1,564,800
Commercial paper	512,970	4.38%	July 2026	September 2026	—
Total unsecured debt financings	3,872,070				4,324,800
Total debt financings	$6,403,943				$6,608,619
Unamortized debt costs	(46,398)				(39,373)
Unamortized debt premium & discounts	(5,532)				(2,168)
Debt, net of unamortized costs	$6,352,013				$6,567,078
The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of June 30, 2026:

	Balance Outstanding (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Weighted Avg Remaining Term
			From	To
Excluding impact of derivative instruments:
Fixed-rate debt	$4,236,873	4.03%	Feb 2028	Aug 2035	4.7 years
Floating-rate debt (1)	$2,167,070	4.81%	Aug 2030	Nov 2032	3.7 years

Including impact of derivative instruments:
Fixed-rate debt	$4,236,873	4.03%
Hedged floating rate debt	1,148,000	3.27%
Total fixed and hedged floating-rate debt	5,384,873	3.87%
Unhedged floating rate debt	1,019,070	4.81%
Total debt financings	$6,403,943	4.00%
(1) Includes commercial paper which has a weighted average remaining term of less than three months. The Company regularly rolls its commercial paper issuances and maturities, and for the purposes of the table above, aligns the maturity with the revolving credit tranche of the credit facility, which serves as the backstop for the commercial paper program.